COMMERCIAL PROPERTY REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Commercial Property Revenue
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Base rent	$1,076	$988	$2,124	$1,954
Straight-line rent	(6)	4	(12)	11
Lease termination	2	11	11	21
Other lease income(1)	170	177	355	370
Other revenue from tenants(2)	303	236	606	546
Total commercial property revenue	$1,545	$1,416	$3,084	$2,902
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.